Offerings	Nov. 25, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value $1.50 per share
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	There are being registered under this registration statement such indeterminate number of securities of each identified class being registered as may be sold by the registrant from time to time, which collectively shall have an aggregate initial offering price not to exceed $500,000,000.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 with respect to the securities to be sold by the registrant. In no event will the aggregate offering price of all securities sold from time to time pursuant to this registration statement exceed $500,000,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights to Subscribe for Common Shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered under this registration statement such indeterminate number of securities of each identified class being registered as may be sold by the registrant from time to time, which collectively shall have an aggregate initial offering price not to exceed $500,000,000.

No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.